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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5754

Colonial High Income Municipal Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	11/30/2007

Date of reporting period:	2/28/2007

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
February 28, 2007 (Unaudited)	Colonial High Income Municipal Trust

	Par ($)	Value ($)*
Municipal Bonds – 151.8%
EDUCATION – 4.1%
Education – 2.2%
CA Educational Facilities Authority
Loyola Marymount University,
Series 2001,
Insured: MBIA
(a) 10/01/19	2,025,000	1,205,786
MI Conner Creek Academy East
Series 2007,
5.250% 11/01/36	1,170,000	1,182,917
MI Southfield Economic Development Corp.
Lawrence University,
Series 1998 A,
5.400% 02/01/18	1,000,000	1,018,060
PA Higher Education Facilities Authority
Philadelphia University,
Series 2004 A,
5.125% 06/01/25	600,000	623,904
WV University
Series 2000 A,
Insured: AMBAC
(a) 04/01/19	1,000,000	607,830
Education Total		4,638,497
Prep School – 1.9%
CA Statewide Communities Development Authority
Crossroads School for Arts & Sciences,
Series 1998,
6.000% 08/01/28(b)	1,230,000	1,278,647
IL Finance Authority
Chicago Charter School Foundation,
Series 2007,
5.000% 12/01/26	1,000,000	1,035,070
MA Industrial Finance Agency
Cambridge Friends School,
Series 1998,
5.800% 09/01/28	1,000,000	1,021,900
MI Summit Academy North
Series 2005,
5.500% 11/01/35	500,000	507,320
Prep School Total		3,842,937
EDUCATION TOTAL		8,481,434
HEALTH CARE – 46.9%
Continuing Care Retirement – 19.6%
AZ Health Facilities Authority
Beatitudes Campus Project,
Series 2007,
5.200% 10/01/37	1,250,000	1,270,325

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
CA La Verne
Brethren Hillcrest Homes,
Series 2003 B,
6.625% 02/15/25	690,000	765,500
CO Health Facilities Authority
Christian Living Communities Project,
Series 2006 A,
5.750% 01/01/26	600,000	633,762
Covenant Retirement Communities, Inc.,
Series 2005,
5.000% 12/01/35	1,400,000	1,433,810
CT Development Authority
Elim Park Baptist Home, Inc.,
Series 2003,
5.850% 12/01/33	660,000	707,414
FL Lee County Industrial Development Authority
Shell Point Village,
Series 1999 A,
5.500% 11/15/29	600,000	615,948
FL St. John’s County Industrial Development Authority
Glenmoor at St. John’s, Inc.,
Series 2006 A:
5.250% 01/01/26	500,000	510,055
5.375% 01/01/40	250,000	256,428
Ponte Vedra, Inc.,
Series 2007,
5.000% 02/15/27	400,000	412,344
GA Fulton County
Canterbury Court Project,
Series 2004 A,
6.125% 02/15/34	750,000	792,780
Lenbrook Project,
Series 2006 A:
5.000% 07/01/29	1,000,000	977,530
5.125% 07/01/42	1,000,000	981,540
GA Savannah Economic Development Authority
Marshes of Skidaway,
Series 2003 A,
7.400% 01/01/34	465,000	494,886
IL Finance Authority
Lutheran Senior Services,
Series 2006,
5.125% 02/01/26	1,250,000	1,321,175
Washington & Jane Smith Community,
Series 2005 A,
6.250% 11/15/35	1,250,000	1,321,487

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
IL Health Facilities Authority
Washington & Jane Smith Community,
Series 2003 A,
7.000% 11/15/32	725,000	789,257
IN Health & Educational Facilities Financing Authority
Baptist Homes of Indiana, Inc.,
Series 2005,
5.250% 11/15/35	1,000,000	1,054,240
KS Manhattan
Meadowlark Hills Retirement Home,
Series 1999 A,
6.375% 05/15/20	650,000	692,705
MA Boston Industrial Development Financing Authority
Springhouse, Inc.,
Series 1998,
5.875% 07/01/20	255,000	261,026
MA Development Finance Agency
Loomis House, Inc.:
Series 1999 A,
5.625% 07/01/15	400,000	411,676
Series 2002 A,
6.900% 03/01/32	100,000	109,890
MD Health & Higher Educational Facilities Authority
King Farm Presbyterian Community,
Series 2007 A,
5.250% 01/01/27	450,000	460,651
MD Westminster Economic Development Authority
Carroll Lutheran Village, Inc.,
Series 2004 A:
5.875% 05/01/21	500,000	521,395
6.250% 05/01/34	250,000	263,955
MI Kentwood Economic Development Corp.
Holland Home,
Series 2006 A,
5.375% 11/15/36	1,000,000	1,058,080
MT Facility Finance Authority
St. John’s Lutheran Ministries, Inc.,
Series 2006 A,
6.125% 05/15/36	500,000	524,815
NC Medical Care Commission
United Methodist Retirement Homes, Inc.,
Series 2005 C,
5.500% 10/01/32	600,000	624,498
NH Higher Educational & Health Facilities Authority
Rivermead at Peterborough,
Series 1998:
5.625% 07/01/18	500,000	510,335
5.750% 07/01/28	500,000	508,250

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
NJ Economic Development Authority
Lions Gate,
Series 2005 A:
5.750% 01/01/25	205,000	213,920
5.875% 01/01/37	830,000	864,951
Lutheran Social Ministries,
Series 2005,
5.100% 06/01/27	500,000	513,025
Marcus L. Ward Home,
Series 2004,
5.750% 11/01/24	750,000	816,315
Seabrook Village, Inc.,
Series 2006,
5.250% 11/15/26	1,300,000	1,335,581
OR Multnomah County Hospital Facilities Authority
Terwilliger Plaza,
Series 2006 A,
5.250% 12/01/36	350,000	358,960
PA Bucks County Industrial Development Authority
Ann’s Choice, Inc.,
Series 2005 A,
6.125% 01/01/25	1,000,000	1,064,270
PA Delaware County Authority
Dunwoody Village,
Series 2003 A,
5.375% 04/01/17	600,000	640,110
PA Montgomery County Industrial Development Authority
Whitemarsh Continuing Care Retirement Community,
Series 2005:
6.125% 02/01/28	250,000	266,365
6.250% 02/01/35	750,000	798,097
SC Jobs-Economic Development Authority
Wesley Commons,
Series 2006:
5.125% 10/01/26	600,000	609,744
5.300% 10/01/36	300,000	306,867
TN Johnson City Health & Educational Facilities Authority
Appalachian Christian Village,
Series 2004 A,
6.250% 02/15/32	250,000	261,580
TN Metropolitan Government Nashville & Davidson County
Blakeford at Green Hills,
Series 1998,
5.650% 07/01/24	600,000	606,816

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
TN Shelby County Health, Educational & Housing Facilities Board
Germantown Village,
Series 2003 A,
7.250% 12/01/34	450,000	465,997
Trezevant Manor,
Series 2006 A:
5.625% 09/01/26	1,000,000	1,028,250
5.750% 09/01/37	350,000	360,749
TX Abilene Health Facilities Development Corp.
Sears Methodist Retirement Center:
Series 1998 A,
5.900% 11/15/25	1,000,000	1,015,780
Series 2003 A,
7.000% 11/15/33	500,000	544,290
TX HFDC of Central Texas, Inc.
Legacy at Willow Bend,
Series 2006 A,
5.750% 11/01/36	800,000	832,256
Village at Gleannloch Farms,
Series 2006 A,
5.500% 02/15/27	750,000	776,745
TX Houston Health Facilities Development Corp.
Buckingham Senior Living Community, Inc.,
Series 2004 A,
7.125% 02/15/34	500,000	556,495
TX Tarrant County Cultural Education Facilities
Northwest Senior Housing-Edgemere,
Series 2006 A,
6.000% 11/15/36	750,000	803,340
VA Suffolk Industrial Development Authority Retirement Facilities
Lake Prince Center,
Series 2006,
5.300% 09/01/31	500,000	512,135
VA Virginia Beach Development Authority
Westminster-Canterbury of Hampton,
Series 2005:
5.250% 11/01/26	250,000	258,325
5.375% 11/01/32	300,000	310,449
VA Winchester Industrial Development Authority
Westminster-Canterbury,
Series 2005 A,
5.300% 01/01/35	750,000	768,352
WI Health & Educational Facilities Authority
Clement Manor,
Series 1998,
5.750% 08/15/24	1,300,000	1,324,284
Eastcastle Place, Inc.,
Series 2004,
6.125% 12/01/34	350,000	358,253

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
Milwaukee Catholic Home,
Series 2006,
5.000% 07/01/26	500,000	523,920
Three Pillars Senior Living Communities,
Series 2003,
5.750% 08/15/26	500,000	533,840
United Lutheran Program for the Aging,
Series 1998,
5.700% 03/01/28	1,000,000	1,013,670
Continuing Care Retirement Total		40,929,488
Health Services – 1.7%
CO Health Facilities Authority
National Jewish Medical & Research Center:
Series 1998 B,
5.375% 01/01/29	750,000	760,980
Series 1998,
5.375% 01/01/23	330,000	334,709
MA Development Finance Agency
Boston Biomedical Research Institute,
Series 1999:
5.650% 02/01/19	200,000	208,132
5.750% 02/01/29	450,000	467,402
MA Health & Educational Facilities Authority
Civic Investments, Inc.,
Series 2002 A,
9.000% 12/15/15	1,000,000	1,232,630
MN Minneapolis & St. Paul Housing & Redevelopment Authority
Healthpartners,
Series 2003,
6.000% 12/01/21	500,000	549,665
Health Services Total		3,553,518
Hospitals – 17.3%
AR Conway Health Facilities Board
Conway Regional Medical Center:
Series 1999 A,
6.400% 08/01/29	425,000	453,237
Series 1999 B,
6.400% 08/01/29	1,000,000	1,066,440
CA Turlock
Emanuel Medical Center, Inc.,
Series 2004,
5.375% 10/15/34	1,500,000	1,583,400
CO Health Facilities Authority
Parkview Medical Center, Inc.,
Series 2001,
6.600% 09/01/25	300,000	330,300

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
Vail Valley Medical Center,
Series 2004,
5.000% 01/15/20	750,000	785,250
FL South Lake County Hospital District
South Lake Hospital, Inc.,
Series 2003,
6.375% 10/01/34	500,000	554,955
FL Tampa
H. Lee Moffitt Cancer Center,
Series 1999 A,
5.750% 07/01/29	2,000,000	2,080,560
FL West Orange Healthcare District
Series 2001 A,
5.650% 02/01/22	525,000	554,615
IL Health Facilities Authority
Thorek Hospital & Medical Center,
Series 1998,
5.250% 08/15/18	600,000	612,348
IL Southwestern Development Authority
Anderson Hospital:
Series 1999,
5.500% 08/15/20	225,000	232,524
Series 2006,
5.125% 08/15/36	1,000,000	1,036,710
IN Health & Educational Facility Financing Authority
Jackson County Schneck Memorial,
Series 2006 A,
5.250% 02/15/36	500,000	531,575
IN Health Facility Financing Authority
Community Foundation of Northwest Indiana, Inc.,
Series 2004 A,
6.000% 03/01/34	575,000	620,845
KS Salina Hospital Revenue
Salina Regional Health Center, Inc.,
Series 2005 A,
4.625% 10/01/31	600,000	601,080
KS University Hospital Authority
Series 2006:
4.500% 09/01/32	500,000	500,765
5.000% 09/01/36	1,000,000	1,043,050
LA Public Facilities Authority
Touro Infirmary,
Series 1999 A,
5.625% 08/15/29	450,000	464,459
MA Health & Educational Facilities Authority
Jordan Hospital,
Series 2003 E,
6.750% 10/01/33	500,000	554,210
Milford-Whitinsville Regional Hospital,
Series 2002 D,
6.350% 07/15/32	1,000,000	1,130,110

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
MD Health & Higher Educational Facilities Authority
Adventist Health Care,
Series 2003 A:
5.000% 01/01/16	400,000	412,356
5.750% 01/01/25	600,000	644,976
MI Dickinson County
Dickinson County Health Care System,
Series 1999,
5.700% 11/01/18	750,000	774,870
MN St. Paul Housing & Redevelopment Authority
HealthEast, Inc.,
Series 2001 A,
5.700% 11/01/15	1,000,000	1,029,060
MN Washington County Housing & Redevelopment Authority
HealthEast, Inc.,
Series 1998,
5.250% 11/15/12	1,300,000	1,335,646
MO Saline County Industrial Development Authority
John Fitzgibbon Memorial Hospital,
Series 2005,
5.625% 12/01/35	1,250,000	1,278,137
NC Medical Care Commission
Stanly Memorial Hospital,
Series 1999,
6.375% 10/01/29	1,915,000	2,033,366
NH Higher Educational & Health Facilities Authority
Catholic Medical Center,
Series 2002 A,
6.125% 07/01/32	50,000	54,747
Littleton Hospital Association, Inc.:
Series 1998 A,
6.000% 05/01/28	625,000	644,475
Series 1998 B,
5.900% 05/01/28	780,000	802,721
The Memorial Hospital at North Conway,
Series 2006,
5.250% 06/01/36	800,000	837,560
NV Henderson
St. Rose Dominican Hospital,
Series 1998 A,
5.375% 07/01/26	385,000	394,282
NY Dormitory Authority
Mount Sinai Hospital:
Series 2000 C,
5.500% 07/01/26	850,000	862,265

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
Series 2000,
5.500% 07/01/26	400,000	405,772
North-Shore Long Island Jewish Medical Center,
Series 2003,
5.500% 05/01/33	300,000	323,199
OH Highland County Joint Township
Series 1999,
6.750% 12/01/29	905,000	948,666
OH Lakewood Hospital Improvement District
Lakewood Hospital Association,
Series 2003,
5.500% 02/15/14	600,000	641,352
OH Miami County Hospital Facilities Authority
Upper Valley Medical Center, Inc.,
Series 2006,
5.250% 05/15/18	450,000	483,273
OH Sandusky County
Memorial Hospital,
Series 1998,
5.150% 01/01/10	250,000	251,688
SC Jobs Economic Development Authority
Bon Secours-St. Francis Medical Center,
Series 2002,
5.500% 11/15/23	1,750,000	1,868,965
SC Lexington County Health Services
Lexington Medical Center,
Series 2003,
5.500% 11/01/23	750,000	801,248
SD Health & Educational Facilities Authority
Sioux Valley Hospital & Health System,
Series 2004 A,
5.250% 11/01/34	800,000	849,720
TX Tyler Health Facilities Development Corp.
Mother Frances Hospital,
Series 2001,
6.000% 07/01/31	1,000,000	1,071,430
VT Educational & Health Buildings Finance Agency
Brattleboro Memorial Hospital,
Series 1998,
5.375% 03/01/28	1,075,000	1,079,751
WI Health & Educational Facilities Authority
Aurora Health Care, Inc.,
Series 2003,
6.400% 04/15/33	525,000	586,945

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
Fort HealthCare, Inc.,
Series 2004,
5.750% 05/01/29	1,000,000	1,092,510
Hospitals Total		36,245,413
Intermediate Care Facilities – 0.7%
IL Development Finance Authority
Hoosier Care, Inc.,
Series 1999 A,
7.125% 06/01/34	1,170,000	1,208,926
IN Health Facilities Financing Authority
Hoosier Care, Inc.,
Series 1999 A,
7.125% 06/01/34	150,000	154,990
Intermediate Care Facilities Total		1,363,916
Nursing Homes – 7.6%
AK Juneau
St. Ann’s Care Center, Inc.,
Series 1999,
6.875% 12/01/25	1,180,000	1,181,829
CO Health Facilities Authority
American Housing Foundation I, Inc.,
Series 2003 A,
8.500% 12/01/31	455,000	484,484
Evangelical Lutheran Good Samaritan Foundation,
Series 2005,
5.000% 06/01/35	375,000	390,199
Pioneer Health Care,
Series 1989,
10.500% 05/01/19	1,620,000	1,620,032
Volunteers of America Care Facilities,
Series 1998 A:
5.450% 07/01/08	75,000	75,785
5.750% 07/01/20	865,000	891,763
Greystone Midwest Junior Lien
7.148% 08/01/36(c)	1,032,236	925,792
IA Finance Authority
Care Initiatives,
Series 1998 B:
5.750% 07/01/18	550,000	566,506
5.750% 07/01/28	1,475,000	1,490,163
MA Development Finance Agency
AHF/Woodlawn Manor, Inc.:
Series 2000 A,
7.750% 12/01/27(d)	1,509,135	603,654
Series 2000 B,
10.250% 06/01/27(c)(d)	475,907	14,277
Alliance Health Care Facilities,
Series 1999 A,
7.100% 07/01/32	1,250,000	1,281,675

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
MN Sartell
Foundation for Health Care,
Series 1999 A,
6.625% 09/01/29	1,145,000	1,184,422
NJ Economic Development Authority
Hebrew Old Age Center,
Series 2006,
5.375% 11/01/36	500,000	511,095
NY Amherst Industrial Development Agency
Beechwood Health Care Center,
Series 2007,
5.200% 01/01/40	500,000	507,925
PA Chester County Industrial Development Authority
Pennsylvania Nursing Home,
Series 2002,
8.500% 05/01/32	1,560,000	1,629,997
PA Washington County Industrial Development Authority
AHF Project,
Series 2003,
7.750% 01/01/29	1,210,000	1,274,481
TN Metropolitan Government Nashville & Davidson County Health & Education Board
AHF Project,
Series 2003,
7.750% 01/01/29	1,140,000	1,200,751
Nursing Homes Total		15,834,830
HEALTH CARE TOTAL		97,927,165
HOUSING – 17.6%
Assisted Living/Senior – 3.5%
DE Kent County
Heritage at Dover,
Series 1999, AMT,
7.625% 01/01/30	1,615,000	1,504,534
GA Columbus Housing Authority
The Gardens at Calvary Project,
Series 1999,
7.000% 11/15/19	470,000	471,922
GA Jefferson Development Authority
Sumner Smith Facility,
Series 2007 A, AMT,
5.875% 08/01/38	750,000	754,920
MN Roseville
Care Institute, Inc.,
Series 1993,
7.750% 11/01/23	1,740,000	1,554,934
NC Medical Care Commission
DePaul Community Facilities, Inc.,
Series 1999,
7.625% 11/01/29	1,400,000	1,468,992

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Assisted Living/Senior – (continued)
NY Huntington Housing Authority
Gurwin Jewish Senior Center,
Series 1999 A:
5.875% 05/01/19	700,000	719,334
6.000% 05/01/29	775,000	798,823
Assisted Living/Senior Total		7,273,459
Multi-Family – 9.5%
DC Housing Finance Agency
Henson Ridge,
Series 2004 E, AMT,
Insured: FHA
5.100% 06/01/37	1,000,000	1,042,120
DE Wilmington
Electra Arms Senior Association,
Series 1998, AMT,
6.250% 06/01/28	890,000	889,306
FL Broward County Housing Finance Authority
Chaves Lake Apartments Ltd.,
Series 2000 A, AMT,
7.500% 07/01/40	750,000	797,535
FL Capital Trust Agency
Atlantic Housing Foundation, Inc.,
Series 2005 C,
5.875% 01/01/28	775,000	791,996
FL Clay County Housing Finance Authority
Breckenridge Commons Ltd.,
Series 2000 A, AMT,
7.450% 07/01/40	720,000	761,429
MA Housing Finance Agency
Series 2004 A, AMT,
Insured: FSA
5.250% 07/01/25	3,000,000	3,107,700
Series 2005 E, AMT,
5.000% 12/01/28	500,000	519,505
MN Minneapolis Student Housing
Riverton Community Housing, Inc.,
Series 2006 A,
5.700% 08/01/40	750,000	758,917
MN Washington County Housing & Redevelopment Authority
Cottages of Aspen,
Series 1992, AMT,
9.250% 06/01/22	930,000	939,430
MN White Bear Lake
Birch Lake Townhomes:
Series 1989 A, AMT,
10.250% 07/15/19	2,200,000	2,086,700
Series 1989 B, AMT,
(a) 07/15/19	687,000	206,203

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
NC Durham Housing Authority
Magnolia Pointe Apartments,
Series 2005, AMT,
5.650% 02/01/38	1,500,000	1,505,025
NC Medical Care Commission
ARC Project,
Series 2004 A,
5.800% 10/01/34	750,000	812,895
NM Mortgage Finance Authority
Series 2005 E, AMT,
Insured: FHA
4.800% 09/01/40	1,250,000	1,250,775
NY New York City Housing Development Corp.
Series 2005 F-1,
4.650% 11/01/25	1,000,000	1,029,450
OH Montgomery County
Heartland of Centerville LLC,
Series 2005, AMT,
Insured: FHLMC
4.950% 11/01/35	500,000	513,705
Resolution Trust Corp.
Pass-Through Certificates,
Series 1993 A,
8.500% 12/01/16 (e)	546,075	542,099
TX Department of Housing & Community Affairs
Pebble Brooks Apartments,
Series 1998, AMT,
Guarantor: FNMA
5.500% 12/01/18	1,000,000	1,036,350
TX El Paso County Housing Finance Corp.
American Village Communities:
Series 2000 C,
8.000% 12/01/32	370,000	382,987
Series 2000 D,
10.000% 12/01/32	400,000	415,976
WA Seattle Housing Authority
High Rise Rehabilitation Phase I LP,
Series 2005, AMT,
Insured: FSA
5.000% 11/01/25	500,000	514,500
Multi-Family Total		19,904,603
Single-Family – 4.6%
MA Housing Finance Agency
Series 2005, AMT,
4.850% 12/01/35	1,750,000	1,766,327
Series 2005 B,
5.000% 06/01/30	500,000	518,750

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
MN Minneapolis St. Paul Housing Finance Board
Series 2006, AMT,
Guarantor: GNMA
5.000% 12/01/38	997,761	1,029,620
ND Housing Finance Agency
Series 2006 A, AMT,
4.850% 07/01/21	1,240,000	1,277,870
OK Housing Finance Agency
Series 2006 C, AMT,
Guarantor: GNMA
5.000% 09/01/26	1,420,000	1,465,667
PA Pittsburgh Urban Redevelopment Authority
Series 2006 C,
Guarantor: GNMA
4.800% 04/01/28	2,000,000	2,035,140
WI Housing & Economic Development Authority
Series 2005 C, AMT,
4.875% 03/01/36	1,445,000	1,468,149
Single-Family Total		9,561,523
HOUSING TOTAL		36,739,585
INDUSTRIALS – 7.8%
Food Products – 1.6%
GA Cartersville Development Authority
Anheuser Busch Companies, Inc.,
Series 2002, AMT,
5.950% 02/01/32	1,000,000	1,081,060
LA Southern Louisiana Port Commission
Cargill, Inc.,
Series 1997,
5.850% 04/01/17	1,000,000	1,021,020
MI Strategic Fund
Imperial Holly Corp.,
Series 1998 A,
6.250% 11/01/15	1,250,000	1,291,825
Food Products Total		3,393,905
Forest Products & Paper – 2.8%
AL Camden Industrial Development Board
Weyerhaeuser Co.,
Series 2003 B, AMT,
6.375% 12/01/24	550,000	605,775
AL Courtland Industrial Development Board
International Paper Co.,
Series 2003 B, AMT,
6.250% 08/01/25	1,000,000	1,095,500

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Forest Products & Paper – (continued)
AL Phenix City Industrial Development Board
Meadwestvaco Corp.,
Series 2002 A, AMT,
6.350% 05/15/35	550,000	591,932
AR Camden Environmental Improvement Authority
International Paper Co.,
Series 2004 A, AMT,
5.000% 11/01/18	250,000	256,390
GA Rockdale County Development Authority
Visy Paper, Inc.,
Series 1993, AMT,
7.500% 01/01/26	1,800,000	1,806,660
MS Lowndes County
Weyerhaeuser Co.,
Series 1992 B,
6.700% 04/01/22	850,000	1,033,787
VA Bedford County Industrial Development Authority
Nekoosa Packaging Corp.,
Series 1998, AMT,
5.600% 12/01/25	400,000	404,028
Forest Products & Paper Total		5,794,072
Manufacturing – 0.8%
IL Will-Kankakee Regional Development Authority
Flanders Corp.,
Series 1997, AMT,
6.500% 12/15/17	695,000	708,622
MS Business Finance Corp.
Northrop Grumman Ship Systems, Inc.,
Series 2006,
4.550% 12/01/28	1,000,000	1,009,050
Manufacturing Total		1,717,672
Metals & Mining – 0.6%
NV Department of Business & Industry
Wheeling-Pittsburgh Steel Corp.,
Series 1999 A, AMT,
8.000% 09/01/14	770,000	802,787
VA Greensville County Industrial Development Authority
Wheeling-Pittsburgh Steel Corp.,
Series 1999 A, AMT,
7.000% 04/01/14	425,000	424,966
Metals & Mining Total		1,227,753

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Oil & Gas – 1.2%
NJ Middlesex County Pollution Control Authority
Amerada Hess Corp.,
Series 2004,
6.050% 09/15/34	285,000	312,876
TX Gulf Coast Industrial Development Authority
Citgo Petroleum,
Series 1998, AMT,
8.000% 04/01/28	500,000	565,675
VI Virgin Islands Public Finance Authority
Hovensa LLC:
Series 2003, AMT,
6.125% 07/01/22	525,000	583,532
Series 2004, AMT,
5.875% 07/01/22	600,000	661,494
VI Virgin Islands
Hovensa LLC,
Series 2002, AMT,
6.500% 07/01/21	375,000	424,114
Oil & Gas Total		2,547,691
Other Industrial Development Bonds – 0.8%
NJ Economic Development Authority
GMT Realty LLC,
Series 2006 B, AMT,
6.875% 01/01/37	1,500,000	1,570,320
Other Industrial Development Bonds Total		1,570,320
INDUSTRIALS TOTAL		16,251,413
OTHER – 21.2%
Other – 0.4%
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B,
5.000% 12/01/15	700,000	754,579
Other Total		754,579
Pool/Bond Bank – 0.8%
MI Municipal Bond Authority
Series 2001 A,
Insured: AMBAC
5.375% 11/01/17	750,000	800,122
OH Cleveland - Cuyahoga County Port Authority
Columbia National Group, Inc.,
Seires 2005 D, AMT,
5.000% 05/15/20	800,000	810,712
Pool/Bond Bank Total		1,610,834

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(f) – 16.4%
CA ABAG Finance Authority for Nonprofit Corps.
Eskaton Gold River Lodge,
Series 1998,
Pre-refunded 11/15/08:
6.375% 11/15/15	570,000	596,060
6.375% 11/15/28	550,000	584,887
CA Golden State Tobacco Securitization Corp.
Series 2003 B,
Pre-refunded 06/01/13,
5.500% 06/01/43	750,000	824,317
CA Orange County Community Facilities District
Ladera Ranch,
Series 1999 1,
Pre-refunded 08/15/09,
6.700% 08/15/29	500,000	545,480
CA Statewide Communities Development Authority
Eskaton Village - Grass Valley,
Series 2000,
Pre-refunded 11/15/10,
8.250% 11/15/31	985,000	1,135,646
CO Denver City & County Airport
Series 1992 C, AMT:
Escrowed to Maturity,
6.125% 11/15/25	2,280,000	2,814,364
Unrefunded Balance,
6.125% 11/15/25	2,840,000	2,845,822
CO E-470 Public Highway Authority
Series 2000 B,
Pre-refunded 09/01/10,
(a) 09/01/35	8,750,000	1,168,650
FL Capital Projects Finance Authority
Glenridge on Palmer Ranch,
Series 2002 A,
Pre-refunded 06/01/12,
8.000% 06/01/32	750,000	899,220
FL Northern Palm Beach County Improvement District
Series 1999,
Pre-refunded 08/01/09,
Insured: MBIA
6.000% 08/01/29	750,000	797,752
FL Orange County Health Facilities Authority
Orlando Regional Healthcare System,
Series 2002,
Pre-refunded 12/01/12,
5.750% 12/01/32	200,000	219,662
GA Forsyth County Hospital Authority
Georgia Baptist Health Care System,
Series 1998,
Escrowed to Maturity,
6.000% 10/01/08	330,000	336,943

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(f) – (continued)
IA Finance Authority
Care Initiatives,
Series 1996,
Pre-refunded 07/01/11,
9.250% 07/01/25	935,000	1,146,114
ID Health Facilities Authority
IHC Hospitals, Inc.,
Series 1992,
Escrowed to Maturity,
6.650% 02/15/21	1,750,000	2,255,137
IL Development Finance Authority
Latin School of Chicago,
Series 1998,
Pre-refunded 08/01/08,
5.650% 08/01/28	230,000	235,904
IL Health Facilities Authority
Lutheran Senior Ministries,
Series 2001 A,
Pre-refunded 08/15/11,
7.375% 08/15/31	900,000	1,042,029
Swedish American Hospital,
Series 2000,
Pre-refunded 05/15/10,
6.875% 11/15/30	500,000	546,770
IL University of Illinois
Series 2001 A,
Pre-refunded 08/15/11,
Insured: AMBAC
5.500% 08/15/17	685,000	736,464
MA Development Finance Agency
Western New England College,
Series 2002,
Pre-refunded 12/01/12,
6.125% 12/01/32	300,000	338,994
MN Robbinsdale Economic Development Authority
Series 1999 A,
Pre-refunded 01/01/10,
6.875% 01/01/26	500,000	542,280
NC Lincoln County
Lincoln County Hospital,
Series 1991,
Escrowed to Maturity,
9.000% 05/01/07	65,000	65,519
NH Health & Educational Facilities Authority
Catholic Medical Center,
Series 2002 A,
Pre-refunded 7/01/12,
6.125% 07/01/32	350,000	391,307

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(f) – (continued)
NJ Economic Development Authority
Seabrook Village, Inc.,
Series 2000 A,
8.250% 11/15/30	925,000	1,073,953
NM Red River Sports Facility
Red River Ski Area,
Series 1998,
Escrowed to Maturity,
6.450% 06/01/07	215,000	215,581
NV Henderson
St. Rose Dominican Hospital,
Series 1998 A,
Pre-refunded 07/01/08,
5.375% 07/01/26	115,000	118,129
NY Convention Center Operating Corp.
Yale Building Project,
Series 2003,
Escrowed to Maturity,
(a) 06/01/08	1,700,000	1,624,520
NY New York City
Series 1997 H,
Pre-refunded: 08/01/07,
6.000% 08/01/17	915,000	933,099
PA Delaware County Authority
Mercy Health Corp.,
Series 1996,
Escrowed to Maturity:
6.000% 12/15/16	1,400,000	1,430,716
6.000% 12/15/26	1,000,000	1,021,990
PA Lancaster Industrial Development Authority
Garden Spot Village,
Series 2000 A,
Pre-refunded 05/01/10,
7.625% 05/01/31	500,000	562,520
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2002 E,
Escrowed to Maturity,
6.000% 08/01/26	155,000	198,025
TN Shelby County Health, Educational & Housing Facilities Board
Open Arms Development Centers:
Series 1992 A,
Pre-refunded 08/01/07,
9.750% 08/01/19	750,000	803,355
Series 1992 C,
Pre-refunded 08/01/07,
9.750% 08/01/19	730,000	781,932
TX Board of Regents
University of Texas,
Series 2001 B,
Escrowed to Maturity,
5.375% 08/15/18	650,000	693,037

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(f) – (continued)
VT Educational & Health Buildings Financing Agency
Norwich University,
Series 1998,
Pre-refunded 07/01/08,
5.500% 07/01/21	1,500,000	1,549,425
WA Health Care Facilities Authority
Kadlec Medical Center,
Series 2001,
Pre-refunded 12/01/10,
Insured: RAD
5.875% 12/01/21	600,000	645,576
WI Health & Educational Facilities Authority
Attic Angel Obligated Group,
Series 1998,
Pre-refunded 11/17/08,
5.750% 11/15/27	1,000,000	1,049,380
Wheaton Franciscan Services,
Series 2002,
Pre-refunded 02/15/12,
5.750% 08/15/30	600,000	660,018
WV Hospital Finance Authority
Charleston Area Medical Center,
Series 2000,
Pre-refunded 09/01/10,
6.750% 09/01/30	805,000	892,447
Refunded/Escrowed Total		34,323,024
Tobacco – 3.6%
CA County Tobacco Securitization Agency
Series 2006,
(a) 06/01/46	6,500,000	517,140
CA Golden State Tobacco Securitization Corp.
Series 2003 A-1,
6.250% 06/01/33	1,800,000	2,015,478
CA Tobacco Securitization Authority
San Diego County Tobacco,
Series 2006,
(a) 06/01/46	8,520,000	789,634
NJ Tobacco Settlement Financing Corp.
Series 2003,
6.750% 06/01/39	1,500,000	1,753,395
Series 2007 1C,
(a) 06/01/41	5,000,000	705,650
NY Nassau County Tobacco Settlement Corp.
Series 2006,
(a) 06/01/60	15,000,000	540,900
NY TSASC, Inc.
Series 2006 1,
5.125% 06/01/42	1,000,000	1,031,530

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – (continued)

WA Tobacco Settlement Authority
Series 2002,
6.625% 06/01/32	250,000	278,890
Tobacco Total		7,632,617
OTHER TOTAL		44,321,054
OTHER REVENUE – 4.0%
Hotels – 1.5%
MD Economic Development Corp. Revenue
Chesapeake Bay Conference Center,
Series 2006 A,
5.000% 12/01/31	1,000,000	1,011,290
NJ Middlesex County Improvement Authority
Heldrich Associates LLC:
Series 2005 B,
6.250% 01/01/37	1,250,000	1,298,450
Series 2005 C,
8.750% 01/01/37	900,000	916,398
Hotels Total		3,226,138
Recreation – 2.2%
CA Agua Caliente Band Cahuilla Indians
Series 2003,
5.600% 07/01/13	1,000,000	1,044,340
CA Cabazon Band Mission Indians
Series 2004:
8.375% 10/01/15 (e)	240,000	254,880
8.750% 10/01/19 (e)	895,000	950,490
CT Mashantucket Western Pequot
Series 1999 B,
(a) 09/01/16 (e)	1,000,000	628,350
CT Mohegan Tribe Gaming Authority
Series 2001,
6.250% 01/01/31 (e)	275,000	293,128
NY Liberty Development Corp.
National Sports Museum,
Series 2006 A,
6.125% 02/15/19 (e)	600,000	630,720
OR Cow Creek Band Umpqua Tribe of Indians
Series 2006 C,
5.625% 10/01/26 (e)	800,000	819,792
Recreation Total		4,621,700
Retail – 0.3%
OH Lake County
North Madison Properties,
Series 1993,

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Retail – (continued)
8.819% 09/01/11	555,000	559,124
Retail Total		559,124
OTHER REVENUE TOTAL		8,406,962
RESOURCE RECOVERY – 2.5%
Disposal – 0.9%
CA Pollution Control Financing Authority
Republic Services, Inc.,
Series 2002 C, AMT,
5.250% 06/01/23	500,000	534,750
FL Lee County Solid Waste Systems
Series 2006 A, AMT,
Insured: AMBAC
5.000% 10/01/17	600,000	644,910
UT Carbon County
Laidlaw Environmental:
Series 1995 A, AMT,
7.500% 02/01/10	250,000	252,075
Series 1997 A, AMT,
7.450% 07/01/17	500,000	514,695
Disposal Total		1,946,430
Resource Recovery – 1.6%
MA Development Finance Agency
Ogden Haverhill Associates,
Series 1999 A, AMT,
6.700% 12/01/14	250,000	268,450
MA Industrial Finance Agency
Ogden Haverhill Associates,
Series 1998 A, AMT:
5.500% 12/01/13	500,000	519,215
5.600% 12/01/19	500,000	519,170
PA Delaware County Industrial Development Authority
American REF-Fuel Co.,
Series 1997 A,
6.200% 07/01/19	2,000,000	2,070,340
Resource Recovery Total		3,377,175
RESOURCE RECOVERY TOTAL		5,323,605
TAX-BACKED – 24.5%
Local Appropriated – 1.1%
CA Compton
Civic Center & Capital Improvements,
Series 1997 A,
5.500% 09/01/15	1,000,000	1,027,280

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
SC Dorchester County School District No. 2
Series 2004,
5.250% 12/01/29	650,000	693,420
SC Newberry County School District
Series 2005,
5.000% 12/01/30	500,000	521,945
Local Appropriated Total		2,242,645
Local General Obligations – 4.5%
CA Montebello Unified School District
Series 2001,
Insured: FSA:
(a) 08/01/21	1,435,000	787,873
(a) 08/01/23	1,505,000	754,306
CO Northwest Metropolitan District No. 3
Series 2005,
6.250% 12/01/35	500,000	533,025
IL Chicago Board of Education
Series 1997 A,
Insured: AMBAC
5.250% 12/01/30(g)	3,000,000	3,087,600
NJ Bergen County Improvement Authority
Series 2005,
5.000% 11/15/24	1,210,000	1,370,712
NY New York City
Series 1997 A,
7.000% 08/01/07	595,000	602,836
Series 1997 H,
6.000% 08/01/17	485,000	494,137
TX Dallas County Flood Control District
Series 2002,
7.250% 04/01/32	1,000,000	1,070,240
TX Irving Independent School District
Series 1997,
Insured: PSFG
(a) 02/15/18	1,000,000	636,720
Local General Obligations Total		9,337,449
Special Non-Property Tax – 5.8%
CA San Diego Redevelopment Agency
Series 2001,
Insured: FSA:
(a) 09/01/19	1,910,000	1,138,417
(a) 09/01/22	1,910,000	996,428
IL Bolingbrook
Sales Tax Revenue,
Series 2005,
(h) 01/01/24 (6.250% 01/01/08)	750,000	745,845
IL Metropolitan Pier & Exposition Authority
Series 1993 A,

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
Insured: FGIC
(a) 06/15/16	10,000,000	6,891,300
KS Wyandotte County
Series 2005 B,
5.000% 12/01/20	325,000	339,264
Series 2006,
4.875% 10/01/28	800,000	803,080
NJ Economic Development Authority
Cigarette Tax,
Series 2004:
5.500% 06/15/31	150,000	159,452
5.750% 06/15/29	1,000,000	1,084,900
Special Non-Property Tax Total		12,158,686
Special Property Tax – 10.1%
CA Carson Improvement Bond Act 1915
Series 1992,
7.375% 09/02/22	35,000	35,671
CA Huntington Beach Community Facilities District
Grand Coast Resort,
Series 2001-1,
6.450% 09/01/31	750,000	807,727
CA Lincoln Community Facilities District No. 2003-1
Series 2004,
5.900% 09/01/24	455,000	477,409
CA Oakdale Public Financing Authority
Central City Redevelopment Project,
Series 2004,
5.375% 06/01/33	1,375,000	1,460,057
CA Orange County Improvement Bond Act 1915
Phase IV, No. 01-1-B,
Series 2003,
5.750% 09/02/33	500,000	516,755
CA Placer Unified High School District
Series 2000 A,
Insured: FGIC
(a) 08/01/19	1,700,000	1,019,235
CA Redwood City Community Facilities District No. 1
Series 2003 B,
5.950% 09/01/28	600,000	630,432
CA Temecula Valley Unified School District No. 1
Series 2003,
6.125% 09/01/33	400,000	409,988

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
FL Ave Maria Stewardship Community District
Series 2006 A,
5.125% 05/01/38	350,000	351,848
FL Celebration Community Development District
Series 2003 A,
6.400% 05/01/34	975,000	1,040,013
FL Double Branch Community Development District
Series 2002 A,
6.700% 05/01/34	680,000	747,660
FL Islands at Doral Southwest Community Development District
Series 2003,
6.375% 05/01/35	375,000	401,771
FL Lexington Oaks Community Development District
Series 1998 A,
6.125% 05/01/19	345,000	345,597
Series 2000 A,
7.200% 05/01/30	275,000	281,276
Series 2002 A,
6.700% 05/01/33	250,000	268,510
FL Oakmont Grove Community Development District
Series 2007 A,
5.400% 05/01/38(i)	500,000	500,620
FL Orlando
Conroy Road Interchange,
Series 1998 A:
5.500% 05/01/10	130,000	132,200
5.800% 05/01/26	300,000	306,990
FL Sarasota County Community Development District
Series 2003,
5.300% 05/01/39	1,200,000	1,194,576
Series 2003,
6.400% 05/01/33	720,000	773,446
FL Seven Oaks Community Development District II
Series 2004 A,
5.875% 05/01/35	290,000	299,915
Series 2004 B,
5.000% 05/01/09	660,000	661,155
FL Stoneybrook Community Development District
Series 1998 A,
6.100% 05/01/19	275,000	275,396

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
FL West Villages Improvement District
Series 2006,
5.500% 05/01/37	750,000	760,132
FL Westchester Community Development District No. 1
Series 2003,
6.125% 05/01/35	425,000	452,570
FL Westridge Community Development District
Series 2005,
5.800% 05/01/37	1,250,000	1,286,450
GA Atlanta
Series 2005 A, AMT,
5.625% 01/01/16	600,000	621,582
IL Chicago
Pilsen Redevelopment,
Series 2004 B,
6.750% 06/01/22	450,000	489,325
IL Du Page County Special Service Area No. 31
Series 2006,
5.625% 03/01/36	250,000	262,795
IL Lincolnshire Special Services Area No. 1
Sedgebrook Project,
Series 2004,
6.250% 03/01/34	500,000	531,890
IL Plano Special Service Area No. 4
Series 2005 5-B,
6.000% 03/01/35	2,000,000	2,024,980
IL Volo Village Special Service Area No. 3
Series 2006-1,
6.000% 03/01/36	750,000	771,870
IN Portage
Series 2006,
5.000% 07/15/23	300,000	310,896
MI Pontiac Tax Increment Finance Authority
Development Area No. 3,
Series 2002,
6.375% 06/01/31	550,000	590,227
Special Property Tax Total		21,040,964
State Appropriated – 2.8%
CA Public Works Board
Department of Mental Health,
Coalinga State Hospital,
Series 2004 A,
5.500% 06/01/19	1,000,000	1,111,310

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
LA Military Department
Custody Receipts,
Series 2006,
5.000% 08/01/24	1,500,000	1,579,425
NY Urban Development Corp.
Series 1995,
5.875% 01/01/21	1,000,000	1,194,220
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2002 E,
6.000% 08/01/26	1,645,000	2,017,823
State Appropriated Total		5,902,778
State General Obligations – 0.2%
CA State
Series 2003,
5.250% 02/01/23	380,000	432,641
State General Obligations Total		432,641
TAX-BACKED TOTAL		51,115,163
TRANSPORTATION – 7.6%
Air Transportation – 4.1%
CA Los Angeles Regional Airports Improvement Corp.
LAXfuel Corp.,
Series 2001, AMT,
Insured: AMBAC
5.250% 01/01/23	750,000	781,132
CO Denver City & County Airport
United Air Lines, Inc.,
Series 1992 A, AMT,
6.875% 10/01/32	1,000,000	1,032,260
FL Capital Trust Agency
Air Cargo-Orlando,
Series 2003, AMT,
6.750% 01/01/32	500,000	541,165
IN Indianapolis Airport Authority
Fed Ex Corp.,
Series 2004, AMT,
5.100% 01/15/17	250,000	265,413
NC Charlotte/Douglas International Airport
US Airways, Inc.:
Series 1998, AMT,
5.600% 07/01/27	250,000	255,440
Series 2000, AMT,
7.750% 02/01/28	750,000	815,190
NJ Economic Development Authority
Continental Airlines, Inc.:
Series 1999, AMT,
6.250% 09/15/29	485,000	504,672

	Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Air Transportation – (continued)
Series 2003, AMT,
9.000% 06/01/33	750,000	934,140
NY New York City Industrial Development Agency
American Airlines, Inc.,
Series 2005, AMT,
7.750% 08/01/31	500,000	613,365
Terminal One Group Association LP,
Series 2005, AMT,
5.500% 01/01/21	750,000	822,510
TX Dallas-Fort Worth International Airport
American Airlines, Inc.,
Series 2000 A, AMT,
9.000% 05/01/29	1,000,000	1,227,140
TX Houston Industrial Development Corp.
United Parcel Service,
Series 2002, AMT,
6.000% 03/01/23	700,000	743,218
Air Transportation Total		8,535,645
Airports – 0.1%
GA Augusta Airport
Series 2005 C, AMT,
5.450% 01/01/31	250,000	267,063
Airports Total		267,063
Toll Facilities – 2.9%
CO E-470 Public Highway Authority
Series 2000 B,
Insured: MBIA
(a) 09/01/18	3,000,000	1,869,930
CO Northwest Parkway Public Highway Authority
Series 2001 D,
7.125% 06/15/41	1,250,000	1,350,062
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2003 AA,
Insured: MBIA
5.500% 07/01/18	500,000	578,200
VA Richmond Metropolitan Authority
Series 1998,
Insured: FGIC
5.250% 07/15/22	2,000,000	2,302,480
Toll Facilities Total		6,100,672
Transportation – 0.5%
NV Department of Business & Industry
Las Vegas Monorail Co.,
Series 2000,

	Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
7.375% 01/01/40	1,000,000	1,056,610
Transportation Total		1,056,610
TRANSPORTATION TOTAL		15,959,990
UTILITIES – 15.6%
Independent Power Producers – 2.4%
NY Port Authority of New York & New Jersey
KIAC Partners,
Series 1996 IV, AMT,
6.750% 10/01/11	2,000,000	2,024,460
NY Suffolk County Industrial Development Agency
Nissequogue Cogeneration Partners Facilities,
Series 1998, AMT,
5.500% 01/01/23	550,000	550,891
OR Western Generation Agency
Series 2006 A,
5.000% 01/01/21	500,000	518,975
PA Carbon County Industrial Development Authority
Panther Creek Partners,
Series 2000, AMT,
6.650% 05/01/10	215,000	224,139
PA Economic Development Financing Authority
Northhampton Generating,
Series 1994 A, AMT,
6.500% 01/01/13	1,000,000	1,013,410
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Cogeneration Facilities
AES Project,
Series 2000, AMT,
6.625% 06/01/26	645,000	699,348
Independent Power Producers Total		5,031,223
Investor Owned – 9.1%
AZ Pima County Industrial Development Authority
Tucson Electric Power Co.,
Series 1997 A, AMT,
6.100% 09/01/25	750,000	756,233
CA Chula Vista Industrial Development Authority
San Diego Gas & Electric Co.,
Series 1996 B, AMT,
5.500% 12/01/21	625,000	692,075
FL Polk County Industrial Development Authority
Tampa Electric Co.,
Series 1996, AMT,
5.850% 12/01/30	1,200,000	1,225,752

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
IL Bryant
Central Illinois Light Co.,
Series 1993,
5.900% 08/01/23	2,650,000	2,671,412
LA Calcasieu Parish Industrial Development Board
Entergy Gulf States, Inc.,
Series 1999,
5.450% 07/01/10	500,000	500,540
LA West Feliciana Parish
Entergy Gulf States, Inc.,
Series 1999 B,
6.600% 09/01/28	500,000	502,790
MS Business Finance Corp.
Systems Energy Resources, Inc. Project,
Series 1998,
5.875% 04/01/22	2,000,000	2,007,000
MT Forsyth
Portland General,
Series 1998 A,
5.200% 05/01/33	300,000	307,416
NH Business Finance Authority
Public Service Co.,
Series 2006 B, AMT,
Insured: MBIA
4.750% 05/01/21	250,000	257,780
NV Clark County Industrial Development Authority
Nevada Power Co.,
Series 1995 B, AMT,
5.900% 10/01/30	1,250,000	1,250,787
OH Air Quality Development Authority
Cleveland Electric Illuminating Co.,
Series 2002 A,
6.000% 12/01/13	900,000	921,087
PA Economic Development Financing Authority
Reliant Energy, Inc.,
Series 2001 A, AMT,
6.750% 12/01/36	600,000	662,706
TX Brazos River Authority
TXU Energy Co., LLC:
Series 2001 C, AMT,
5.750% 05/01/36	280,000	288,753
Series 2003 C, AMT,
6.750% 10/01/38	645,000	712,725
WV Pleasant County
Western Pennsylvania Power Co.,
Series 1999 E, AMT,
Insured: AMBAC
5.500% 04/01/29	4,750,000	4,929,502

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
WY Campbell County
Black Hills Power, Inc.,
Series 2004,
5.350% 10/01/24	1,250,000	1,321,600
Investor Owned Total		19,008,158
Joint Power Authority – 0.4%
NC Eastern Municipal Power Agency
Series 1999 D,
6.700% 01/01/19	500,000	539,095
Series 2003 F,
5.500% 01/01/16	285,000	306,905
Joint Power Authority Total		846,000
Municipal Electric – 2.8%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1998 II,
Insured: FSA
5.125% 07/01/26	2,000,000	2,128,300
WA Chelan County Public Utility District No. 1
Columbia River Rock Hydroelectric,
Series 1997,
Insured: MBIA
(a) 06/01/14	5,000,000	3,740,150
Municipal Electric Total		5,868,450
Water & Sewer – 0.9%
Guam Government Waterworks Authority
Series 2005,
5.875% 07/01/35	1,125,000	1,210,275
MS V Lakes Utility District
Series 1994,
8.250% 07/15/24(d)	480,000	288,111
NH Industrial Development Authority
Pennichuck Water Works, Inc.,
Series 1988, AMT,
7.500% 07/01/18	375,000	421,391
Water & Sewer Total		1,919,777
UTILITIES TOTAL		32,673,608
Total Municipal Bonds (cost of $301,931,986)		317,199,979
Municipal Preferred Stocks – 3.1%
HOUSING – 3.1%
Multi-Family – 3.1%
Charter Mac Equity Issuer Trust
AMT,
6.300% 04/30/19(e)	1,000,000	1,131,700

	Par ($)	Value ($)
Municipal Preferred Stocks – (continued)
HOUSING – (continued)
Multi-Family – (continued)

Series 1999, AMT,
6.625% 06/30/09(e)	2,000,000	2,091,900
GMAC Municipal Mortgage Trust
AMT,
5.600% 10/31/39(e)	1,000,000	1,081,560
Munimae TE Bond Subsidiary LLC
Series 2000 B, AMT,
7.750% 06/30/50(e)	2,000,000	2,217,560
Multi-Family Total		6,522,720
HOUSING TOTAL		6,522,720
Total Municipal Preferred Stocks (cost of $6,000,000)		6,522,720

	Shares
Investment Company – 0.0%
Dreyfus Tax-Exempt Cash Management Fund	5,330	5,330
Total Investment Company (cost of $5,330)		5,330

	Par ($)
Short-Term Obligations – 1.9%
VARIABLE RATE DEMAND NOTES (j) – 1.9%
IL Health Facilities Authority
University of Chicago Hospital,
Series 1994,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.640% 08/15/26	400,000	400,000
MO Health & Educational Facilities Authority
SSM Health Care Corp.,
Series 2005 C-1,
Insured: FSA,
SPA: UBS AG
3.640% 06/01/19	1,600,000	1,600,000
MS Jackson County Pollution Control
Chevron Corp.,
Series 1993,
3.640% 06/01/23	600,000	600,000
TX Harris County Health Facilities Development Corp.
Texas Medical Center,
Series 2001,
Insured: MBIA
3.640% 09/01/31	200,000	200,000

	Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (j) – (continued)
UT Carbon County
Refunding Pacificorp,
Series 1994,
Insured: AMBAC,
LOC: JPMorgan Chase Bank
3.630% 11/01/24	400,000	400,000
WI Health & Educational Facilities Authority
Gundersen Clinic Ltd.,
Series 2000 A,
Insured: FSA,
SPA: Dexia Credit Local
3.630% 12/01/15	200,000	200,000
WY Uinta County
Chevron Corp.,
Series 1993,
3.640% 08/15/20	600,000	600,000
VARIABLE RATE DEMAND NOTES TOTAL		4,000,000
Total Short-Term Obligations (cost of $4,000,000)		4,000,000
Total Investments – 156.8% (cost of $311,937,316)(k)(l)		327,728,029
Auction Preferred Shares Plus Cumulative Unpaid Distributions – (57.4%)		(120,027,817)
Other Assets & Liabilities, Net – 0.6%		1,267,812
Net Assets – 100.0%		208,968,024

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund’s basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

(a)	Zero coupon bond.
(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At February 28, 2007, the value of these securities amounted to $1,278,647, which represents 0.6% of net assets.

Additional information on this restricted security is as follows:

	Acquisition	Acquisition
Security	Date	Cost
CA Statewide Communities Development Authority, Crossroads School for Arts & Sciences, Series 1998, 6.000% 08/01/28	08/21/98	$1,230,000
		$1,230,000

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(d)	The issuer is in default of certain debt covenants. Income is not being accrued. At February 28, 2007, the value of these securities amounted to $906,042, which represents 0.4% of net assets.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, these securities, which are not illiquid except the one shown in the table below, amounted to $11,272,899, which represents 5.4% of net assets.

Security	Acquisition Date	Par	Cost	Value
Resolution Trust Corp., Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16	08/27/93	$546,075	$556,951	$542,099

(f)	The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(g)	A portion of this security with a market value of $3,180,697 is pledged as collateral for open futures contracts.
(h)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.
(i)	Security purchased on a delayed delivery basis.
(j)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at February 28, 2007.

(k)	Cost for federal income tax purposes is $311,937,316.
(l)	Unrealized appreciation and depreciation at February 28, 2007 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$21,587,849	$(5,797,136)	$15,790,713

At February 28, 2007, the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
10-Year U.S. Treasury Notes	136	$14,768,750	$14,687,150	Mar-2007	$81,600
20-Year U.S. Treasury Bonds	30	3,390,000	3,363,000	Mar-2007	27,000
					$108,600

At February 28, 2007, the Trust held the following forward swap contract:

Notional	Effective	Expiration	Counter-	Receive		Fixed	Variable	Net Unrealized
Amount	Date	Date	party	(Pay)		Rate	Rate	Depreciation
$12,000,000	02/01/07	05/08/07	JPMorgan Chase Bank	(Pay	)	3.903	BMA Index	$(194,630)

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
HFDC	Health Facility Development Corporation
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
RAD	Radian Asset Assurance, Inc.
SPA	Stand-by Purchase Agreement

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial High Income Municipal Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 26, 2007